Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Balances	$ (4,499,991)	$ (4,357,482)	$ (4,192,866)	$ (4,119,910)	$ (4,357,482)	$ (4,119,910)	$ (4,119,910)	$ (4,027,534)
Issuance of Preferred B stock in satisfaction of deferred compensation				25,000			31,000
Issuance of common stock relating to Officer Employment Agreement							33,600
Convertible Note Conversions							248,630
Warrant Cashless Exercise
Issuance of Common Shares relating to Officer Employment Agreement							18,768
Issuance of common stock to an officer for services				33,600
Issuance of common stock in satisfaction of notes payable and accrued interest	734,516
Issuance of Preferred B stock in satisfaction of loan payable to officer			6,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020		29,850					163,000
Issuance of common stock to directors for accrued compensation		56,779			56,779
Issuance of common stock for Amwaste asset purchase		99,000
Net loss	(675,344)	(328,138)	(123,776)	(131,556)	(1,003,482)	(255,332)	(732,570)	(92,376)
Balances	(4,440,819)	(4,499,991)	(4,310,642)	(4,192,866)	(4,440,819)	(4,310,642)	(4,357,482)	(4,119,910)
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances	$ 31,000	$ 31,000	$ 25,000		$ 31,000
Balance, shares	31,000	31,000	25,000		31,000
Issuance of Preferred B stock in satisfaction of deferred compensation				$ 25,000			$ 31,000
Issuance of Preferred B stock in satisfaction of deferred compensation, shares				25,000			31,000
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock relating to Officer Employment Agreement, shares
Convertible Note Conversions
Warrant Cashless Exercise
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of common stock to an officer for services
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of common stock in satisfaction of notes payable, shares
Issuance of Preferred B stock in satisfaction of loan payable to officer			$ 6,000
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares			6,000
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares
Issuance of common stock to directors for accrued compensation
Issuance of common stock to directors for accrued compensation, shares
Issuance of common stock for Amwaste asset purchase
Net loss
Balances	$ 31,000	$ 31,000	$ 31,000	$ 25,000	$ 31,000	$ 31,000	$ 31,000
Balance, shares	31,000	31,000	31,000	25,000	31,000	31,000	31,000
Common Stock [Member]
Balances	$ 13,497	$ 12,984	$ 10,589	$ 10,505	$ 12,984	$ 10,505	$ 10,505	$ 10,505
Balance, shares	134,968,818	129,836,060	105,891,540	105,051,540	129,836,060	105,051,540	105,051,540	105,051,540
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement							84
Issuance of common stock relating to Officer Employment Agreement, shares				840,000
Convertible Note Conversions							$ 1,266
Convertible Note Conversions, shares							12,662,039
Warrant Cashless Exercise							$ 26
Warrant Cashless Exercise, shares							262,481
Issuance of Common Shares relating to Officer Employment Agreement							$ 103
Issuance of Common Shares relating to Officer Employment Agreement, shares							1,020,000
Issuance of common stock to an officer for services				$ 84
Issuance of common stock to an officer for services, shares				840,000
Issuance of common stock in satisfaction of notes payable and accrued interest	$ 3,443
Issuance of common stock in satisfaction of notes payable, shares	34,425,972
Issuance of Preferred B stock in satisfaction of loan payable to officer
Issuance of Preferred B stock in satisfaction of loan payable to officer, shares
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020		$ 75					$ 1,000
Issuance of common stock for consulting services and to a service provider in connection with Service Settlement Agreement dated November 27, 2020, shares		750,000					10,000,000
Issuance of common stock to directors for accrued compensation		$ 238
Issuance of common stock to directors for accrued compensation, shares		2,382,758
Issuance of common stock for Amwaste asset purchase		$ 200
Issuance of common stock for Amwaste asset purchase, shares		2,000,000
Net loss
Balances	$ 16,940	$ 13,497	$ 10,589	$ 10,589	$ 16,940	$ 10,589	$ 12,984	$ 10,505
Balance, shares	169,394,790	134,968,818	105,891,540	105,891,540	169,394,790	105,891,540	129,836,060	105,051,540
Additional Paid-in Capital [Member]
Balances	$ 3,560,004	$ 3,374,888	$ 2,946,885	$ 2,913,369	$ 3,374,888	$ 2,913,369	$ 2,913,369	$ 2,913,369
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement							33,516
Convertible Note Conversions							247,364
Warrant Cashless Exercise							(26)
Issuance of Common Shares relating to Officer Employment Agreement							18,665
Issuance of common stock to an officer for services				33,516
Issuance of common stock in satisfaction of notes payable and accrued interest	731,073
Issuance of Preferred B stock in satisfaction of loan payable to officer
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020		29,775					162,000
Issuance of common stock to directors for accrued compensation		56,541
Issuance of common stock for Amwaste asset purchase		98,800
Net loss
Balances	4,291,077	3,560,004	2,946,885	2,946,885	4,291,077	2,946,885	3,374,888	2,913,369
Retained Earnings [Member]
Balances	(8,104,492)	(7,776,354)	(7,175,340)	(7,043,784)	(7,776,354)	(7,043,784)	(7,043,784)	(6,951,408)
Issuance of Preferred B stock in satisfaction of deferred compensation
Issuance of common stock relating to Officer Employment Agreement
Issuance of common stock relating to Officer Employment Agreement, shares
Convertible Note Conversions
Warrant Cashless Exercise
Issuance of Common Shares relating to Officer Employment Agreement
Issuance of common stock to an officer for services
Issuance of common stock in satisfaction of notes payable and accrued interest
Issuance of Preferred B stock in satisfaction of loan payable to officer
Issuance of common stock to a service provider in connection with Service Settlement Agreement dated November 27, 2020
Issuance of common stock to directors for accrued compensation
Issuance of common stock for Amwaste asset purchase
Net loss	(675,344)	(328,138)	(123,776)	(131,556)			(732,570)	(92,376)
Balances	$ (8,779,836)	$ (8,104,492)	$ (7,299,116)	$ (7,175,340)	$ (8,779,836)	$ (7,299,116)	$ (7,776,354)	$ (7,043,784)